Unaudited Condensed Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 11,366,961	$ 14,358,939
Net (loss) from discontinued operations		(292,069)
Net income from continuing operations	11,366,961	14,651,008
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	1,294,166	639,002
Stock-based compensation		125,630
Bad debt expense	(234,120)
Loss on disposition of property and equipment	4,178
Loss (Income) from investments	(7,296)	218,929
Deferred tax (benefit) expense	(51,609)	(92,798)
Issuance of stock for services		185,000
Changes in operating assets and liabilities:
Accounts receivable	(11,089,756)	(4,310,119)
Advance to suppliers	28,012,573	(15,246,921)
Prepaid expenses and other current assets	(3,140,645)	1,444,248
Operating lease right-of-use assets		(3,115,440)
Receivables from supply chain solutions	3,411,356	32,564,078
Inventories	(18,988,807)	(17,968,203)
Accounts payable	(1,839,578)	(25,094,299)
Advance from customers	41,474,328	9,408,745
Taxes payable	754,075	(6,205,647)
Other payables	4,016,393	(735,659)
Payable to supply chain solutions	2,165,239	(19,913,058)
Operating lease liabilities	(490,946)	3,041,808
Accrued expenses and other current liabilities	567,503	340,313
Net cash (used in) provided by operating activities from continuing operations	57,224,015	(30,063,383)
Net cash (used in) operating activities of discontinued operations		(356,347)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	57,224,015	(30,419,730)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment	(226,403)	(178,953)
Purchase of intangible asset	(43,534)
Cash paid for acquisitions		(78,944)
Purchase of long-term investment		(2,985,921)
Cash received on disposal of discontinued operations
Proceeds from sale of short-term investments	53,004,461	49,210,720
Proceeds from sale of Long-term investment	2,792,763
Proceeds from investment in debt securities	14,204,625
Purchase of short-term investments	(60,463,319)	(21,825,681)
Repayments from loans to third parties	471,604
Payments made for loans to third parties	(16,756,578)
Net cash provided by (used in) investing activities from continuing operations	(7,016,381)	24,141,221
Net cash (used in) investing activities from discontinued operations
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(7,016,381)	24,141,221
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loans	139,638
Repayment of short-term bank loans	(11,912)	(773,960)
Proceeds from third party loans	1,954,934	3,363,632
Repayment to related party	(8,000,000)	(1,010,517)
Repayment of third party loans	(2,252,363)
Proceeds from related party		8,049,187
Capital contribution from non-controlling interest	37,116
Repurchase Treasury shares	(17,514)
Net cash provided by (used in) financing activities from continuing operations	(8,150,101)	9,628,342
Net cash (used in) financing activities from discontinued operations
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(8,150,101)	9,628,342
EFFECT OF EXCHANGE RATE CHANGE ON CASH AND CASH EQUIVALENTS	(2,738,394)	(3,539,963)
NET (DECREASE) IN CASH AND CASH EQUIVALENTS	39,319,139	(190,130)
Add: decrease in cash and cash equivalents from discontinued operations		356,347
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS FROM CONTINUING OPERATIONS	39,319,139	166,217
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH-BEGINNING	67,318,573	91,627,041
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH-ENDING	106,637,712	91,793,258
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income taxes	1,560,580	8,163,616
Cash paid for interest	11,912	5,420
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Accrued lease liabilities	2,781,797	3,396,841
Issuance of shares for compensation		185,000
CASH AND CASH EQUIVALENTS FROM CONTINUING OPERATIONS ARE COMPRISED OF THE FOLLOWING:
Cash and cash equivalents	105,994,692	90,988,227
Restricted cash	643,020	805,031
Total cash, cash equivalents and restricted cash	$ 106,637,712	$ 91,793,258